Schedule of changes in deferred tax assets (Details) ₨ in Thousands	12 Months Ended
Mar. 31, 2021 INR (₨)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Beginning balance	₨ 56,186
Recognised in profit or loss	(5)
Recognised in other comprehensive income	215
Deferred tax assets, Ending balance	985
Property plant and equipment intangible assets and ROU assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Beginning balance	(24,973)
Recognised in profit or loss	16,195
Recognised in other comprehensive income
Deferred tax assets, Ending balance	(8,778)
Trade and other receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Beginning balance	54,379
Recognised in profit or loss	(49,723)
Recognised in other comprehensive income
Deferred tax assets, Ending balance	4,656
Employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Beginning balance	9,394
Recognised in profit or loss	(7,776)
Recognised in other comprehensive income
Deferred tax assets, Ending balance	1,618
Provision For Expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Beginning balance	15,571
Recognised in profit or loss	(14,112)
Recognised in other comprehensive income
Deferred tax assets, Ending balance	1,459
OCI Gratuity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Beginning balance	1,815
Recognised in profit or loss	(0)
Recognised in other comprehensive income	215
Deferred tax assets, Ending balance	₨ 2,030